UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	9/30/07

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

DREYFUS PREMIER MANAGER FUNDS I

- DREYFUS PREMIER SMALL CAP EQUITY FUND

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Board Members Information
27	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Small Cap Equity
Growth Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this report for Dreyfus Premier Small Cap Equity Growth Fund, covering the period from the fund’s inception on November 15, 2006, through the end of the reporting period on September 30, 2007.

An intensifying credit crisis over the summer of 2007 produced heightened turbulence in U.S. financial markets. As credit concerns spread from the sub-prime mortgage sector of the bond market to other areas of the financial markets, investors’ appetite for risk shifted from ample to cautious.This change led to sharp stock market declines in July and early August. However, rate cuts from the Federal Reserve Board (the “Fed”) in August and September seemed to restore investor confidence, and some equity market indices ended the reporting period near their all-time highs.

It appears that the downside risks to the U.S. economy have increased, with the housing recession and consumer slowdown likely to be more intense than previously expected. Plus, a weakening U.S. dollar and rising commodities and energy prices have given the Fed the daunting task of balancing both inflationary concerns and the risk of an economic slowdown simultaneously.In our view,we believe that the U.S.economy is still quite resilient and the Fed’s recent actions are likely to continue to produce opportunities for some market sectors and additional challenges for others. Since each investor’s situation is unique, we encourage you to talk about these investment matters with your financial advisor, who can help you make the right adjustments for your portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period from the fund’s inception on November 15, 2006, through September 30, 2007, as provided by Robert Natale, Portfolio Manager, of Bear Stearns Asset Management Inc., Sub-Investment Adviser

Fund and Market Performance Overview

U.S. stocks proved volatile during the reporting period, rising at times on the strength of continued economic growth, and falling at other times due to concerns regarding the sustainability of that growth. On balance, however, positive investor sentiment outweighed negative sentiment, driving the markets near record territory by September 30,2007.Growth-oriented stocks generally outperformed their value-oriented counterparts, a trend that favored the fund and its growth-tilted investment universe. Strong relative performance in the financials, health care and energy sectors enabled the fund to outpace slightly the benchmark’s returns.

From the fund’s inception on November 15, 2006, through September 30, 2007, Dreyfus Premier Small Cap Equity Growth Fund produced total returns of 8.40% for Class A shares, 7.68% for Class C shares, 8.64% for Class I shares and 8.16% for Class T shares.1 This compares with the fund’s benchmark, the Russell 2000 Growth Index, which produced a total return of 8.19% from November 15, 2006, through the end of the reporting period on September 30, 2007.2

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small companies.When selecting stocks, we look for leading small-cap growth companies with sustainable competitive advantages.We screen companies to create a portfolio of small growth companies that, on average, possess earnings growth potential above that of the Russell 2000 Growth Index but that, in aggregate, trade at valuations below the benchmark. Our investment process was designed to produce a portfolio of stocks with a combined P/E to growth ratio less than that of the Russell 2000 Growth Index, better-than-average fair value characteristics, and above-average projected 12-month returns based on discounted cash flow analysis.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Individual Stock Selections Bolstered Returns

Despite heightened market volatility in July and August stemming from a credit crisis in U.S. fixed-income markets, small-cap stocks generally advanced during the reporting period on the strength of ongoing domestic and global economic growth, which helped support corporate earnings in a variety of industry groups.

The fund participated fully in the market’s gains,as our investment process identified notably strong stocks in the financials, energy and health care sectors. Among financial stocks, investment management and advisory service provider Epoch Holding proved particularly beneficial, rising sharply after reporting substantial gains in assets under management. Similarly, good relative returns in the energy sector were generated by a single holding, offshore driller Atwood Oceanics, which climbed higher on the strength of rising oil prices and robust industrial demand for energy.

In the health care area, Third Wave Technologies, which produces DNA and RNA analytic products for medical and agricultural applications, gained ground in response to new product introductions and greater investor interest in the company’s potential. Cytyc, a diagnostic and surgical device maker focused primarily on women’s health issues, rose sharply after the company received an attractive buy-out offer from Hologic.These and other health care gains more than made up for the fund’s losses in biopharmaceutical developer Nuvelo, which saw a key drug under development fail in clinical trials, thereby prompting the fund to sell its shares.

Sub-Prime Concerns Undermined Gains

In July and August 2007, the deepening crisis in housing and sub-prime credit markets took a toll on the broader financial markets. Although stocks recovered somewhat after the Federal Reserve Board (the “Fed”) sharply cut key interest rates in August and September, the downturn offset some of the fund’s earlier gains and detracted from its performance relative to the benchmark.

The fund’s technology investments, which had enhanced returns earlier in the reporting period, suffered disproportionately during the late summer months. Some holdings, such as Internet website operator SourceForge and semiconductor parts manufacturer AXT, were hurt by company-specific problems that led us to sell the fund’s shares. Others, such as semiconductor equipment maker MKS Instruments, declined largely due to negative market sentiment, despite meeting earnings expectations and displaying strong business fundamentals.

Prepared for a Favorable Environment

We believe that the Fed’s evident determination to limit the adverse effects of problems in the housing and sub-prime credit markets has created a favorable environment for economically sensitive, growth-oriented stocks. While the fund’s premature positioning for this development undermined returns in much of the third quarter of 2007, we believe performance is likely to benefit from the current environment, as it did during the final weeks of the reporting period.

We believe growth will do better than value over the intermediate term.As of the reporting period’s end, we have maintained the fund’s modestly overweighted exposure to technology and consumer discretionary stocks, which are among the largest sectors in the Russell 2000 Growth Index. The fund had an underweight exposure to the traditionally defensive health care sector as of 9/30/07, but we intend to replenish our exposure there after taking profits in a number of positions. Of course, trend-based sector weightings represent only one aspect of the fund’s investment process.We also conduct intensive evaluations of individual stocks, seeking the most attractive investment candidates that meet our rigorous valuation criteria.

October 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2008, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, return figures would have been lower.
[2]	SOURCE: Bloomberg — Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Fund 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class C, Class I and Class T shares of Dreyfus
Premier Small Cap Equity Growth Fund on 11/15/06 (inception date) to a $10,000 investment made in the Russell
2000 Growth Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares, the applicable contingent deferred sales charge on Class C shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The Index does not take into account charges, fees and other expenses. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Actual Aggregate Total Returns as of 9/30/07

	Inception	From
	Date	Inception

Class A shares
with maximum sales charge (5.75%)	11/15/06	2.19%
without sales charge	11/15/06	8.40%
Class C shares
with applicable redemption charge †	11/15/06	6.68%
without redemption	11/15/06	7.68%
Class I shares	11/15/06	8.64%
Class T shares
with applicable sales charge (4.5%)	11/15/06	3.29%
without sales charge	11/15/06	8.16%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Small Cap Equity Growth Fund from April 1, 2007 to September 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2007
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 8.30	$ 12.05	$ 7.05	$ 9.55
Ending value (after expenses)	$1,005.90	$1,002.20	$1,007.40	$1,004.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2007
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 8.34	$ 12.11	$ 7.08	$ 9.60
Ending value (after expenses)	$1,016.80	$1,013.04	$1,018.05	$1,015.54

† Expenses are equal to the fund’s annualized expense ratio of 1.65% for Class A, 2.40% for Class C, 1.40% for
Class I and 1.90% for Class T; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2007

Common Stocks—99.1%	Shares	Value ($)

Consumer Discretionary—22.4%
Bluefly	175,900 [a,b]	160,069
Carter’s	6,000 [b]	119,700
Charter Communications, Cl. A	54,900 [a,b]	141,642
Denny’s	37,820 [a,b]	151,280
Einstein Noah Restaurant Group	12,590 [b]	236,062
GSI Commerce	6,900 [b]	183,540
Jamba	24,100 [a,b]	169,423
Mediacom Communications	16,100 [a,b]	113,505
Panera Bread, Cl. A	3,500 [a,b]	142,800
Value Line	3,120	153,722
Weyco Group	6,175	193,957
		1,765,700
Energy—2.1%
Atwood Oceanics	2,200 [b]	168,432
Financial—8.7%
Canaccord Capital	7,820	149,305
Epoch Holding	15,304 [b]	215,480
Waddell & Reed Financial, Cl. A	5,950	160,829
Winthrop Realty Trust	24,000	161,520
		687,134
Health Care—16.3%
A.D.A.M	20,755 [b]	161,681
Alfacell	10,800 [a,b]	22,572
Cell Genesys	10,900 [b]	41,638
Dendreon	3,800 [a,b]	29,222
ev3	9,000 [b]	147,780
Favrille	9,300 [a,b]	28,365
Genitope	12,900 [a,b]	57,792
Introgen Therapeutics	6,860 [a,b]	28,606
Luminex	12,750 [a,b]	192,270
Orthofix International	3,625 [b]	177,516
Third Wave Technologies	25,850 [b]	223,085
WebMD Health, CI. A	3,400 [a,b]	177,140
		1,287,667

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)

Industrial—14.8%
Actuant, Cl. A	2,800	181,916
American Superconductor	1,990 [a,b]	40,755
Coeur d’Alene Mines	44,035 [a,b]	166,893
Curtiss-Wright	3,300	156,750
Flow International	17,025 [b]	150,161
Genesee & Wyoming, Cl. A	5,000 [b]	144,200
Hurco Companies	2,934 [b]	158,612
MKS Instruments	8,645 [b]	164,428
		1,163,715
Information Technology—23.8%
8x8	119,395 [a,b]	149,244
Art Technology Group	61,100 [b]	184,522
Commvault Systems	9,360 [b]	173,347
Digital River	3,420 [b]	153,045
Foundry Networks	9,100 [b]	161,707
Internap Network Services	10,550 [b]	149,494
Kaboose	68,475 [b]	174,270
Local.com	27,425 [a,b]	177,988
StockerYale	50,725 [b]	68,479
TheStreet.com	13,900	168,329
ValueClick	7,380 [b]	165,755
Visual Sciences	10,400 [b]	150,176
		1,876,356
Materials—5.6%
Haynes International	2,155 [b]	183,972
Nanophase Technologies	11,895 [b]	79,102
RTI International Metals	2,200 [b]	174,372
		437,446
Telecommunications—3.7%
Harmonic	14,179 [b]	150,439
Mattson Technology	16,450 [b]	142,293
		292,732
Utilities—1.7%
Calpine	87,500 [a,b]	131,250
Total Common Stocks
(cost $7,384,043)		7,810,432

Other Investment—.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $60,000)	60,000 [c]	60,000

Investment of Cash Collateral
for Securities Loaned—23.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,828,038)	1,828,038 [c]	1,828,038

Total Investments (cost $9,272,081)	123.1%	9,698,470
Liabilities, Less Cash and Receivables	(23.1%)	(1,821,355)
Net Assets	100.0%	7,877,115

[a] All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund’s securities on loan is $1,268,393 and the total market value of the collateral held by the fund is $1,828,038.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Money Market Investments	24.0	Materials	5.6
Information Technology	23.8	Telecommunications	3.7
Consumer Discretionary	22.4	Energy	2.1
Health Care	16.3	Utilities	1.7
Industrial	14.8
Financial	8.7		123.1

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2007

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments
(including securities on loan, valued at $1,268,393)—Note 1(b):
Unaffiliated issuers			7,384,043	7,810,432
Affiliated issuers			1,888,038	1,888,038
Cash				34,216
Receivable for shares of beneficial interest subscribed				18,851
Dividends and interest receivable				7,308
Prepaid expenses				30,602
				9,789,447

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)				547
Liability for securities on loan—Note 1(b)				1,828,038
Payable for investment securities purchased				49,535
Accrued expenses				34,212
				1,912,332

Net Assets ($)				7,877,115

Composition of Net Assets ($):
Paid-in capital				7,453,930
Accumulated net realized gain (loss) on investments				(3,204)
Accumulated net unrealized appreciation
(depreciation) on investments				426,389

Net Assets ($)				7,877,115

Net Asset Value Per Share
	Class A	Class C	Class I	Class T

Net Assets ($)	6,193,322	1,036,280	352,944	294,569
Shares Outstanding	457,171	76,992	25,996	21,790

Net Asset Value Per Share ($)	13.55	13.46	13.58	13.52

See notes to financial statements.

STATEMENT OF OPERATIONS

From November 15, 2006

(commencement of operations) to September 30, 2007

Investment Income ($):
Income:
Cash dividends (net of $138 foreign taxes withheld at source):
Unaffiliated issuers	26,266
Affiliated issuers	4,008
Interest	2,623
Income from securities lending	9,351
Total Income	42,248
Expenses:
Management fee—Note 2(a)	51,328
Auditing fees	28,421
Shareholder servicing costs—Note 2(c)	15,192
Prospectus and shareholders’ reports	8,138
Registration fees	6,774
Distribution fees—Note 2(b)	4,085
Custodian fees—Note 2(c)	2,745
Legal fees	1,230
Trustees’ fees and expenses—Note 2(d)	430
Miscellaneous	51,176
Total Expenses	169,519
Less—reduction in management fee
due to undertaking—Note 2(a)	(70,948)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(1,324)
Net Expenses	97,247
Investment (Loss)—Net	(54,999)

Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	(3,200)
Net unrealized appreciation (depreciation) on investments	426,389
Net Realized and Unrealized Gain (Loss) on Investments	423,189
Net Increase in Net Assets Resulting from Operations	368,190

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS
From November 15, 2006
(commencement of operations) to September 30, 2007

Operations ($):
Investment (loss)—net	(54,999)
Net realized gain (loss) on investments	(3,200)
Net unrealized appreciation
(depreciation) on investments	426,389
Net Increase (Decrease) in Net Assets
Resulting from Operations	368,190

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,077,080
Class C	1,090,337
Class I	349,550
Class T	272,620
Cost of shares redeemed:
Class A	(212,139)
Class C	(48,523)
Class I	(20,000)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	7,508,925
Total Increase (Decrease) in Net Assets	7,877,115

Net Assets ($):
Beginning of Period	—
End of Period	7,877,115

Capital Share Transactions (Shares):
Class A
Shares sold	473,275
Shares redeemed	(16,104)
Net Increase (Decrease) in Shares Outstanding	457,171

Class C
Shares sold	80,475
Shares redeemed	(3,483)
Net Increase (Decrease) in Shares Outstanding	76,992

Class I [a]
Shares sold	27,501
Shares redeemed	(1,505)
Net Increase (Decrease) in Shares Outstanding	25,996

Class T
Shares sold	21,790

a Effective June 1, 2007, the fund redesignated Class R shares to Class I shares. See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from November 15, 2006 (commencement of operations) to September 30, 2007.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class T
	Shares	Shares	Shares [a]	Shares

Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net [b]	(.11)	(.19)	(.08)	(.14)
Net realized and unrealized
gain (loss) on investments	1.16	1.15	1.16	1.16
Total from Investment Operations	1.05	.96	1.08	1.02
Net asset value, end of period	13.55	13.46	13.58	13.52

Total Return (%)	8.40[c]	7.68[c]	8.64	8.16[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	2.91	3.76	2.67	3.13
Ratio of net expenses to average net assets [d]	1.65	2.40	1.40	1.90
Ratio of net investment (loss)
to average net assets [d]	(.91)	(1.67)	(.66)	(1.14)
Portfolio Turnover Rate	104.81	104.81	104.81	104.81

Net Assets, end of period ($ x 1,000)	6,193	1,036	353	295

[a]	Effective June 1, 2007, the fund redesignated Class R shares to Class I shares.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Equity Growth Fund (the “fund”) is a separate diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on November 15, 2006.The fund’s investment objective seeks to provide long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. Bear Stearns Asset Management Inc. (“BSAM”), serves as the fund’s sub-investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

The fund’s Board of Trustees approved the redesignation of the fund’s Class R shares as Class I shares, effective June 1, 2007.The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of beneficial interest in each of the following classes of shares: Class A, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation for certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15,2007 and interim periods within those fiscal years.Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the fund’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At September 30, 2007, the components of accumulated earnings on a tax basis were as follows: unrealized appreciation $424,673. In addition, the fund has $1,488 of capital losses realized after October 31, 2007 which were deferred for tax purposes to the first day of the following fiscal year.

During the period ended September 30, 2007, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency transactions and net operating losses, the fund increased accumulated undistributed investment income-net $54,999, decreased accumulated net realized gain (loss) on investment by $4 and decreased paid-in capital by $54,995. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund through September 30, 2008, so that the expenses of each such class, exclusive of taxes, brokerage fees, interest on borrowings, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.40% of the value of the fund’s average daily net assets. The reduction in the management fees, pursuant to the undertaking, amounted to $70,948 during the period ended September 30, 2007.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and BSAM, Dreyfus pays BSAM a fee payable monthly at the annual rate of .45% of the value of the fund’s average daily net assets.

During the period ended September 30, 2007, the Distributor retained $2,265 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2007, Class C and Class T shares were charged $3,450 and $635, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2007, Class A, Class C and Class T shares were charged $11,740, $1,150 and $635, respectively, pursuant to the Shareholder Services Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2007, the fund was charged $986 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. The custody fees charged for the period ended September 30, 2007 were $2,745.

During the period ended September 30, 2007, the fund was charged $4,579 for services performed by the Chief Compliance Officer.

The components of “Due From The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,730,Rule 12b-1 distribution plan fees $691,shareholder services plan fees $1,520, custodian fees $795, chief compliance officer fees $2,411, and transfer agency per account fees $232 which are offset against an expense reimbursement currently in effect in the amount of $10,832.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities, during the period ended September 30, 2007 amounted to $14,034,954 and $6,647,743, respectively.

At September 30, 2007, the cost of investments for federal income tax purposes was $9,273,797; accordingly, accumulated net unrealized appreciation on investments was $424,673, consisting of $855,019 gross unrealized appreciation and $430,346 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Premier Small Cap Equity Growth Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Small Cap Equity Growth Fund (one of the funds comprising Dreyfus Premier Manager Funds I) as of September 30, 2007, and the related statement of operations, changes in net assets and the financial highlights for the period from November 15, 2006 (commencement of operations) to September 30, 2007.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Dreyfus Premier Small Cap Equity Growth Fund at September 30, 2007, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 15, 2006 to September 30, 2007, in conformity with U.S generally accepted accounting principles.

New York, New York November 14, 2007

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 163

Peggy C. Davis (64)
Board Member (2006)

Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training
No. of Portfolios for which Board Member Serves: 65

David P. Feldman (67)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• BBH Mutual Funds Group (11 funds), Director
• The Jeffrey Company, a private investment company, Director
No. of Portfolios for which Board Member Serves: 49

James F. Henry (76)
Board Member (2006)

Principal Occupation During Past 5 Years:
• President,The International Institute for Conflict Prevention and Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation
(Retired 2003)
• Advisor to The Elaw Forum, a consultant on managing corporate legal costs
• Advisor to John Jay Homestead (the restored home of the first U.S. Chief Justice)
• Individual Trustee of several trusts
Other Board Memberships and Affiliations:
• Director, advisor and mediator involved in several non-profit organizations, primarily engaged in domestic and international dispute resolution, and historic preservation
No. of Portfolios for which Board Member Serves: 40

Ehud Houminer (67)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University
Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of
Management, Ben Gurion University, Chairman
No. of Portfolios for which Board Member Serves: 67

Gloria Messinger (77)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.
• Consultant in Intellectual Property
Other Board Memberships and Affiliations:
• Theater for a New Audience, Inc., Director
• Brooklyn Philharmonic, Director
No. of Portfolios for which Board Member Serves: 40

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Dr. Martin Peretz (68)
Board Member (2006)

Principal Occupation During Past 5 Years:
• Editor-in-Chief of The New Republic Magazine
• Lecturer in Social Studies at Harvard University (1965-2002)
• Director of TheStreet.com, a financial information service on the web
Other Board Memberships and Affiliations:
• American Council of Trustees and Alumni, Director
• Pershing Square Capital Management, Advisor
• Montefiore Ventures, General Partner
• Harvard Center for Blood Research,Trustee
• Bard College,Trustee
• Board of Overseers of YIVO Institute for Jewish Research, Chairman
No. of Portfolios for which Board Member Serves: 40

Anne Wexler (77)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in government relations and public affairs from January 1981 to present
Other Board Memberships and Affiliations:
• Wilshire Mutual Funds (5 funds), Director
• The Community Foundation for the National Capital Region, Director
• Member of the Council of Foreign Relations
• Member of the National Park Foundation
No. of Portfolios for which Board Member Serves: 49

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York
10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.
John M. Fraser, Jr., Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a
Director of the Manager, and an officer of 82
investment companies (comprised of 163
portfolios) managed by the Manager. He is 59
years old and has been an employee of the
Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a
director of the Manager, and an officer of 82
investment companies (comprised of 163
portfolios) managed by the Manager. Mr.
Maisano also is an officer and/or Board
member of certain other investment
management subsidiaries of The Bank of New
York Mellon Corporation, each of which is an
affiliate of the Manager. He is 60 years old and
has been an employee of the Manager since
November 2006. Prior to joining the Manager,
Mr. Maisano served as Chairman and Chief
Executive Officer of EACM Advisors, an
affiliate of the Manager, since August 2004, and
served as Chief Executive Officer of Evaluation
Associates, a leading institutional investment
consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 47 years old and has been an
employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant
Secretary of the Manager, and an officer of 83
investment companies (comprised of 180
portfolios) managed by the Manager. He is 41
years old and has been an employee of the
Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. She is 51 years old and has been an
employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 45 years old and has been an
employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. She is 44 years old and has been an
employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 44 years old and has been an
employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 55 years old and has been an
employee of the Manager since May 1986.

The Fund 27

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 42 years old and has been an
employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the
Manager, and an officer of 83 investment
companies (comprised of 180 portfolios)
managed by the Manager. He is 49 years old
and has been an employee of the Manager
since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market
and Municipal Bond Funds of the Manager,
and an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 43 years old and has been an
employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since May 2007.

Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 83 investment
companies (comprised of 180 portfolios)
managed by the Manager. He is 40 years old
and has been an employee of the Manager
since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Equity Funds of
the Manager, and an officer of 83 investment
companies (comprised of 180 portfolios)
managed by the Manager. He is 40 years old
and has been an employee of the Manager
since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting
and Support Department of the Manager, and
an officer of 83 investment companies
(comprised of 180 portfolios) managed by the
Manager. He is 39 years old and has been an
employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and
The Dreyfus Family of Funds (83 investment
companies, comprised of 180 portfolios). From
November 2001 through March 2004, Mr.
Connolly was first Vice-President, Mutual
Fund Servicing for Mellon Global Securities
Services. In that capacity, Mr. Connolly was
responsible for managing Mellon’s Custody,
Fund Accounting and Fund Administration
services to third-party mutual fund clients. He
is 50 years old and has served in various
capacities with the Manager since 1980,
including manager of the firm’s Fund
Accounting Department from 1997 through
October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 79 investment companies (comprised of 176
portfolios) managed by the Manager. He is 37
years old and has been an employee of the
Distributor since October 1998.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2006 and $23,350 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $0 in 2006 and $1,615 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies (as applicable).

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $443,981 in 2006 and $1,667,704 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

SSL-DOCS2 70128344v15

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SSL-DOCS2 70128344v15

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ J. David Officer
J. David Officer
President

Date:	11/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	11/26/07

By:	/s/ James Windels
James Windels
Treasurer

Date:	11/26/07

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70128344v15

Exhibit (a)(1)

THE DREYFUS FAMILY OF FUNDS CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

1. Covered Officers/Purpose of the Code

     This code of ethics (the "Code") for the investment companies within the complex (each, a "Fund") applies to each Fund's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or other persons performing similar functions, each of whom is listed on Exhibit A (the "Covered Officers"), for the purpose of promoting:

  honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
  full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission (the "SEC") and in other public communications made by the Fund;
  compliance with applicable laws and governmental rules and regulations;
  the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
  accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

2. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

     Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act"), and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" of the Fund. The compliance programs and procedures of the Fund and the Fund's investment adviser (the "Adviser") are designed to prevent, or identify and correct, violations of these provisions. The Code does not, and is not intended to, repeat or replace these programs and procedures, and the circumstances they cover fall outside of the parameters of the Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and the Adviser of which the Covered Officers are also officers or employees. As a result, the Code recognizes that the Covered Officers, in the ordinary course of their duties (whether formally for the Fund or for the Adviser, or for both), will be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund and, if addressed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, will be deemed to have been handled ethically. In addition, it is recognized by the Fund's Board that the Covered Officers also may be officers or employees of one or more other investment companies covered by this or other codes of ethics.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. Covered Officers should keep in mind that the Code cannot enumerate every possible scenario. The overarching principle of the Code is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must:
  not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;
  not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; and
  not retaliate against any employee or Covered Officer for reports of potential violations that are made in good faith.

3. Disclosure and Compliance

  Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Fund within his area of responsibility;
  each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Board members and auditors, and to governmental regulators and self-regulatory organizations;
  each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Fund and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and
  it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

4. Reporting and Accountability Each Covered Officer must:
  upon adoption of the Code (or thereafter, as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;
  annually thereafter affirm to the Board that he has complied with the requirements of the Code; and
  notify the Adviser's General Counsel (the "General Counsel") promptly if he knows of any violation of the Code. Failure to do so is itself a violation of the Code.

     The General Counsel is responsible for applying the Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. However, waivers sought by any Covered Officer will be considered by the Fund's Board.

The Fund will follow these procedures in investigating and enforcing the Code:

  the General Counsel will take all appropriate action to investigate any potential violations reported to him;
  if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
  any matter that the General Counsel believes is a violation will be reported to the Board;
  if the Board concurs that a violation has occurred, it will consider appropriate action, which may include: review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser or its board; or dismissal of the Covered Officer;
  the Board will be responsible for granting waivers, as appropriate; and
  any waivers of or amendments to the Code, to the extent required, will be disclosed as provided by SEC rules.
5. Other Policies and Procedures

     The Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. The Fund's, its principal underwriter's and the Adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the Adviser's additional policies and procedures, including its Code of Conduct, are separate requirements applying to the Covered Officers and others, and are not part of the Code.

6. Amendments

     The Code may not be amended except in written form, which is specifically approved or ratified by a majority vote of the Fund's Board, including a majority of independent Board members.

7. Confidentiality

     All reports and records prepared or maintained pursuant to the Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or the Code, such matters shall not be disclosed to anyone other than the appropriate Funds and their counsel, the appropriate Boards (or Committees) and their counsel and the Adviser.

8. Internal Use

     The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.

Dated as of: July 1, 2003

Exhibit A
Persons Covered by the Code of Ethics
J. David Officer	President	(Principal Executive Officer)
(Principal Financial and
James Windels	Treasurer	Accounting Officer)
Revised as of December 29, 2006

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